Financial instruments - Fair value measurement of financial assets and liabilities (Details) - CAD ($) $ in Thousands	Sep. 30, 2021	Sep. 30, 2020
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	$ 15,021,021	$ 15,550,358
Financial liabilities	8,034,789	8,286,198
At fair value | FVTE
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	1,780,839	1,781,141
At fair value | Derivative financial instruments designated as hedging instruments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	51,512	57,205
Financial assets	157,010	172,555
Financial liabilities	48,281	64,950
At fair value | Cash and cash equivalents | FVTE | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	1,699,206	1,707,985
At fair value | Deferred compensation plan assets (Note 11) | FVTE | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	81,633	73,156
At fair value | Short-term investments included in current financial assets | Derivative financial instruments designated as hedging instruments | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	1,027	1,473
At fair value | Long-term bonds included in funds held for clients (Note 5) | Derivative financial instruments designated as hedging instruments | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	136,629	148,470
At fair value | Long-term investments (Note 11) | Derivative financial instruments designated as hedging instruments | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	19,354	22,612
Cross-currency swaps | At fair value | Derivative financial instruments designated as hedging instruments | Current derivative financial instruments included in current financial assets | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	5,762	5,320
Cross-currency swaps | At fair value | Derivative financial instruments designated as hedging instruments | Long-term derivative financial instruments (Note 11) | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	39,918	52,275
Cross-currency swaps | At fair value | Current derivative financial instruments included in current financial assets | Derivative financial instruments designated as hedging instruments | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	4,146	0
Cross-currency swaps | At fair value | Long-term derivative financial instruments (Note 11) | Derivative financial instruments designated as hedging instruments | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	24,347	25,362
Foreign currency forward contracts | At fair value | Derivative financial instruments designated as hedging instruments | Current derivative financial instruments included in current financial assets | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	735	3,008
Foreign currency forward contracts | At fair value | Derivative financial instruments designated as hedging instruments | Long-term derivative financial instruments (Note 11) | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	1,866	4,347
Foreign currency forward contracts | At fair value | Current derivative financial instruments included in current financial assets | Derivative financial instruments designated as hedging instruments | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	12,745	17,027
Foreign currency forward contracts | At fair value | Long-term derivative financial instruments (Note 11) | Derivative financial instruments designated as hedging instruments | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	9,231	8,636
Interest rate swaps | At fair value | Current derivative financial instruments included in current financial assets | Derivative financial instruments designated as hedging instruments | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	1,043	0
Interest rate swaps | At fair value | Long-term derivative financial instruments (Note 11) | Derivative financial instruments designated as hedging instruments | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	$ 0	$ 6,180